Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Options [Abstract]
STOCK OPTIONS

NOTE 3 - STOCK OPTIONS

The following table summarizes all stock option activity for the three months ended March 31, 2023:

	Shares	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2022	128,477	$56.44
Granted	-	-
Forfeited	6,093	186.55
Outstanding, March 31, 2023	122,384	$49.96

The following table discloses information regarding outstanding and exercisable options as of March 31, 2023:

	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$97.50	2,769	97.50	0.46	2,769	97.50
67.99	1,538	67.99	0.99	1,538	67.99
36.40	118,077	36.40	8.68	110,382	36.40
	122,384	$49.96	8.38	114,689	$38.30

The following table discloses information regarding outstanding and exercisable options at March 31, 2022:

	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$186.55	6,093	$186.55	0.99	6,093	$186.55
97.50	2,769	97.50	1.46	2,769	97.50
67.99	1,538	67.99	1.99	1,538	67.99
36.40	126,923	36.40	9.59	53,846	36.40
	137,323	$47.97	8.88	64,246	$54.08

NOTE 8 - STOCK OPTIONS

The following table summarizes all stock option activity for the year ended December 31, 2022:

	Shares	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2021	121,938	$47.97
Granted	38,461	36.40
Forfeited	(31,922)	36.40
Outstanding, December 31, 2022	128,477	$56.44

The following table discloses information regarding outstanding and exercisable options as of December 31, 2022:

	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$186.55	6,093	$186.55	0.24	6,093	$186.55
97.50	2,769	97.50	0.71	2,769	97.50
67.99	1,538	67.99	1.24	1,538	67.99
36.40	118,077	36.40	8.88	110,382	36.40
	128,477	$56.42	8.14	120,782	$45.78

On December 30, 2022, the Company issued 7,692 options to its member of the board of the Directors of the Company. The options carry an exercise price of $36.40 per share. half of the options vested on December 30, 2022 and the balance shall vest on the first anniversary of grant date, so long as they engaged by the Company on that date. The Options are exercisable until December 30, 2032. The Company has estimated the fair value of such options at a value of $18 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

Common stock price	2.366
Dividend yield	0%
Risk-free interest rate	3.88%
Expected term (years)	10
Expected volatility	454%

On August 19, 2022, the Board of Directors approved the immediate acceleration of the vesting of 12,307 options previously issued under the Stock Option Plan to Jeffery D. Johnson that will be exercisable for a period of three years after his resignation.

On May 17, 2022, the Company issued 15,384 options to its two members of the board of the Directors of the Company. The options carry an exercise price of $36.40 per share. half of the options vested on May17, 2022 and the balance shall vest on the first anniversary of grant date, so long as they engaged by the Company on that date. The Options are exercisable until May 17, 2032. The Company has estimated the fair value of such options at a value of $134 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

Common stock price	8.71
Dividend yield	0%
Risk-free interest rate	2.98%
Expected term (years)	10
Expected volatility	480%

On February 1, 2022, the Company issued 15,384 options to its Chief Operating Officer of the Company. The options carry an exercise price of $36.40 per share. 3,847 of the options vested on February 1, 2022. The option shall vest on the first, second and third anniversary of grant date, so long as its Chief Operating Officer is employed by the Company on that date. The Options are exercisable until January 31, 2032. The Company has estimated the fair value of such options at a value of $213 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

Common stock price	13.91
Dividend yield	0%
Risk-free interest rate	1.79%
Expected term (years)	10
Expected volatility	197%

On November 3, 2021, the Company issued 119,229 stock options to executives’ officers and non-employee directors. The options vest on the terms set forth on the table below. Such options can be exercised until, November 2, 2031, and were approved by the Company’s shareholders on December 15, 2021.

Name	Number of Options	Exercise Price	Vesting Schedule
Jeffery D Johnson	38,462	$36.40	9,616 on grant date. 14,423 on each of the next 2 Employment Anniversaries.
Shalom Arik Maimon	15,385	$36.40	50% on grant date; 50% on 12 month anniversary of grant date
Michael DePrado	11,538	$36.40	50% on grant date; 50% on 12 month anniversary of grant date
Ran Daniel	7,692	$36.40	50% on grant date; 50% on 12 month anniversary of grant date
Richard Berman	7,692	$36.40	50% on grant date; 50% on 12 month anniversary of grant date
Yochanon Bruk	7,692	$36.40	50% on grant date; 50% on 12 month anniversary of grant date
Jeff Lewis	7,692	$36.40	50% on grant date; 50% on 12 month anniversary of grant date
David Schottenstein	7,692	$36.40	50% on grant date; 50% on 12 month anniversary of grant date
Adiv Baruch	7,692	$36.40	50% on grant date; 50% on 12 month anniversary of grant date
Carol Pepper	7,692	$36.40	50% on grant date; 50% on 12 month anniversary of grant date

The Company has estimated the fair value of such options at a value of $4,340 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

Common stock price	36.40
Dividend yield	0%
Risk-free interest rate	1.60%
Expected term (years)	10
Expected volatility	480%

The following table summarizes all stock option activity for the year ended December 31, 2021:

	Shares	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2020	10,401	$145.34
Granted	119,229	$36.40
Forfeited	7,692	$36.40
Outstanding, December 31, 2021	121,938	$47.97

The following table discloses information regarding outstanding and exercisable options at December 31, 2021:

	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$186.55	6,093	$186,055	1.24	6,093	$186.55
97.50	2,769	97.50	1.71	2,769	97.50
67.99	1,538	67.99	2.24	1,538	67.99
36.40	111,538	36.40	9.84	60,385	36.40
	121,938	$56.44	9.13	70,785	$55.12

As of December 31, 2022, 124,231 ordinary shares are reserved under the 2021 equity incentive plan.